SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 68                                              *

T. ROWE PRICE INTERNATIONAL FUNDS, INC.
on behalf of its
T. Rowe Price International Bond Fund
(Exact Name of Registrant as Specified in Charter)

100 East Pratt Street, Baltimore, Maryland  21202
(Address of Principal Executive Offices)

Telephone Number: 410-547-2000

Henry H. Hopkins
100 East Pratt Street
Baltimore, Maryland 21202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective:
            X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
                     60 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a) of Rule 485

     Pursuant to Section 24f-2 of the Securities Act of 1933, the Registrant has registered an indefinite number of securities and intends to file a
24f-2 Notice by February 28, 1997.                                           *

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                     Proposed        Proposed
                                      Maximum         Maximum
                      Amount         Offering        Aggregate     Amount of
Title of Securities    Being           Price         Offering    Registration
Being Registered    Registered       Per Unit          Price         Fee


Capital Stock of $0.01               Varying prices calculated
par value per share    4,394,282     as set forth in prospectus        None  *


*The total number of shares redeemed during this fiscal year ended
December 31, 1996 amounted to 35,746,453 shares.  Of this number of          *
shares, -0- shares have been used for reduction pursuant to paragraph (a) of Rule 24e-2 in all previous filings of post-effective amendments during the current year, and 31,352,171 shares have been used for reduction pursuant * to paragraph (c) of Rule 24f-2 in all previous filings during the current year. 4,394,282 shares of the redeemed shares for the fiscal year ended * December 31, 1996 are being used for the reduction in the post-effective * amendment being filed herein.

Pursuant to the requirements of the Securities Act of 1933 (the "Act"), as amended, the Registrant, T. Rowe Price International Funds, Inc., on
behalf of its T. Rowe Price International Bond Fund, hereby
submits this Post-Effective Amendment No. 68 to its Registration Statement, * Form N-1A (SEC File Number 2-65539), pursuant to paragraph (b) of Rule 485 under the Act. The purpose of this Amendment is to register an additional
4,394,282 shares of capital stock of the Fund to be offered under the       *
currently effective Prospectus dated May 1, 1996 and to furnish the          *
following:


       EXHIBIT A:    Opinion of Shereff, Friedman, Hoffman & Goodman
                     as to the legality of the securities being registered.

       EXHIBIT B:    Representation of Henry H. Hopkins (Counsel for the
                     Registrant), as required under Rule 485(b)(3) and (e).


     It is respectfully requested that this Post-Effective Amendment No. 68 * become effective immediately upon filing pursuant to paragraph (b) of Rule
485 under the Act.

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of
Maryland, this 21st day of February, 1997.                                   *

                              T. ROWE PRICE INTERNATIONAL FUNDS, INC.
                              on behalf of its
                              T. Rowe Price International Bond Fund


                              /s/ M. DAVID TESTA, Chairman of the Board

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

               SIGNATURE              TITLE                   DATE


       /s/ M. DAVID TESTA        Chairman of the Board   February 21, 1997   *

       /s/ CARMEN F. DEYESU      Treasurer               February 21, 1997   *

       /s/ ANTHONY W. DEERING    Director                February 21, 1997   *

       /s/ DONALD W. DICK, JR.   Director                February 21, 1997   *

       /s/ MARTIN G. WADE        President & Director    February 21, 1997   *

       /s/ PAUL M. WYTHES        Director                February 21, 1997   *